SEGMENT (Tables)	6 Months Ended
Jun. 30, 2025
SEGMENT
Summary of segment information after elimination of intercompany transactions

	Six Months Ended June 30,
	2024				2025
	Legacy	Legacy			Legacy	Legacy
	Huazhu	DH	Elimination	Total	Huazhu	DH	Elimination	Total
Leased and owned hotels	4,507	2,273	—	6,780	4,043	2,147	—	6,190
Manachised and franchised hotels	4,347	55	(5)	4,397	5,301	72	(9)	5,364
Others	222	30	(3)	249	244	23	—	267
Total revenues	9,076	2,358	(8)	11,426	9,588	2,242	(9)	11,821
Adjusted hotel operating costs	(4,816)	(1,838)			(4,998)	(1,754)
Adjusted selling and marketing expenses	(348)	(227)			(308)	(240)
Adjusted general and administrative expenses	(693)	(227)			(722)	(185)
Other segment items (primarily include other operating income, net)	175	1			103	40
Adjusted EBITDA	3,394	67	(0)	3,461	3,663	103	0	3,766
Interest income				107				101
Interest expense				(167)				(165)
Income tax expense				(702)				(942)
Depreciation and amortization				(674)				(636)
Share-based compensation				(170)				(247)
Loss from fair value changes of equity securities, net				(13)				(13)
Foreign exchange (loss) gain, net				(116)				574
Net income attributable to H World Group Limited				1,726				2,438

Schedule of revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region

Revenues:	Six Months Ended June 30,
	2024	2025
China	9,056	9,568
Germany	1,691	1,596
All others	679	657
Total	11,426	11,821

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of
	December 31,	June 30,
	2024	2025
China	27,461	26,611
Germany	11,940	13,172
All others	3,716	4,064
Total	43,117	43,847